Other Payables - Schedule of Other Current Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Payables [Line Items]
VAT payable	$ 12,990
Customer rewards	29,508	$ 40,396
Brokerage account payable		7,397
Bonuses payable to employees	195	1,550
Other payables	21
Total current portion of other payable	$ 42,714	56,588
Austria
Disclosure Of Other Payables [Line Items]
Austria gaming duty		$ 7,245